Segment information - Group's long-lived assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Segment Information
Total long-lived assets	¥ 71,441	¥ 190,589
PRC, excluding Hong Kong
Segment Information
Total long-lived assets	67,184	181,075
Hong Kong
Segment Information
Total long-lived assets	2,458	5,526
Others
Segment Information
Total long-lived assets	¥ 1,799	¥ 3,988